Interim Financial Information (Unaudited) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Non cash impairment charges for goodwill after tax	$ 27				$ 291					$ 286
Non cash impairment charges for goodwill pre-tax	42				450				42	450	698
Impairment of financial investment net of tax	3	1		10	3	13	21	11
Impairment of financial investment before tax	4	2		16	4	19	33	17	2		34
After-tax charge (income) from litigation settlements	2		75	(1)	2		3
Income from litigation settlements, before tax	$ 3	$ 1	$ 75	$ (2)	$ 3	$ 1	$ 5		$ 77	$ 9